SHARE-BASED COMPENSATION PLANS (Details Textual) S/ in Millions	12 Months Ended
	Dec. 31, 2017 PEN (S/)	Dec. 31, 2016 PEN (S/)	Dec. 31, 2015 PEN (S/)
Share based compensation plans [Line Items]
Applicable tax rate	29.50%	28.00%	28.00%
Equity-settled transaction [Member]
Share based compensation plans [Line Items]
Description of vesting requirements for share-based payment arrangement	awarded shares are liberated in the three following years for up to 33.3 percent of the shares granted in each of the three previous years
Applicable tax rate	30.00%
Number of share options granted in share-based payment arrangement	140,812	140,498	124,601
Number of share options outstanding in share-based payment arrangement	276,011	277,436	269,832
Expense from share-based payment transactions with employees	S/ 62.0	S/ 73.9	S/ 65.5